Consolidated Balance Sheets - USD ($)	Jun. 30, 2016	Sep. 30, 2015	Sep. 30, 2014
CURRENT ASSETS
Cash and cash equivalents	$ 96,587	$ 2,398,713	$ 1,770,196
Prepayments, deposits and other receivables	607,645	1,042,727	741,645
Inventories	32,503	38,310
Total current assets	736,735	3,479,750	2,511,841
Deferred tax assets	85,981	52,609
Property and equipment, net	1,725,924	2,941,562	348,669
Intangible assets, net	5,703,720	6,600,285
TOTAL ASSETS	8,252,360	13,074,206	2,860,510
CURRENT LIABILITIES
Accruals and other payables	960,877	600,675	295,601
Loans payable - related parties/shareholders	2,839,158	1,462,525	6,151,932
Subscription payments		5,505,915
Payable for acquisition (Note 4)			1,000,000
Total current liabilities	3,800,035	7,569,115	7,447,533
Total liabilities	3,800,035	7,569,115	7,447,533
STOCKHOLDERS' EQUITY
Preferred stock, $0.001 par value, authorized: 100,000,000 shares. Nil shares issued and outstanding
Common stock value	64,006	107,334	99,150
Additional paid-in capital*	24,691,259	16,457,910	262,064
Accumulated deficit	(20,557,155)	(11,174,812)	(5,001,166)
Accumulated other comprehensive income	254,215	114,659	52,929
Total stockholders' equity	4,452,325	5,505,091	(4,587,023)
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 8,252,360	$ 13,074,206	$ 2,860,510